Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net Income	$ 26,842	$ 27,495	$ 51,761	$ 46,345
Other comprehensive income:
Foreign currency translation (expense)/income	(326)	(113)	(292)	52
Total comprehensive income	26,516	27,382	51,469	46,397
Total comprehensive income attributable to:
Stockholders of Navigator Holdings Ltd.	22,914	26,493	45,521	45,444
Non-controlling interest	3,602	889	5,948	953
Total comprehensive income	$ 26,516	$ 27,382	$ 51,469	$ 46,397